Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Goodwill	$ 24,489				$ 25,453				$ 24,489	$ 25,453	$ 26,045
Assets of discontinued operations	36,785				42,779				36,785	42,779
Liabilities
Short-term borrowings	68,515				77,087				68,515	77,087
Liabilities of discontinued operations	2,139				5,910				2,139	5,910
Operations
Total revenues (loss)									2,701	4,101	3,844
Interest Expense									7,318	7,990	9,712
Earnings (loss) from discontinued operations before income taxes									431	769	(340)
Benefit (provision) for income taxes									450	683	761
Earnings (loss) from discontinued operations, net of taxes									881	1,452	421
Disposal
Gain (loss) on disposal before income taxes									14	(2,027)	(792)
Benefit (provision) for income taxes									1	246	49
Gain (loss) on disposal, net of taxes									15	(1,781)	(743)
Earnings (loss) from discontinued operations, net of taxes									896	(329)	(322)
Earnings (loss) from discontinued operations, net of taxes (Note 2)	160	233	251	252	(1,592)	372	312	579	896	(329)	(322)
Discontinued operations
Assets
Cash and cash equivalents	320				375				320	375
Investment securities	848				834				848	834
Financing Receivables - net	19,636				20,418				19,636	20,418
Other receivables	413				521				413	521
Property, plant and equipment - net	141				191				141	191
Goodwill	537				799				537	799
Intangible assets	109				179				109	179
Other assets	13,026				16,859				13,026	16,859
Deferred income tax asset	1,755				2,603				1,755	2,603
Assets of discontinued operations	36,785				42,779				36,785	42,779
Liabilities
Short-term borrowings	273				764				273	764
Accounts payable	549				620				549	620
Long-term borrowings	234				288				234	288
Deferred income taxes	238				250				238	250
All other liabilities	845				3,988				845	3,988
Liabilities of discontinued operations	2,139				5,910				2,139	5,910
GECC Real Estate [Member] | Discontinued operations
Liabilities
Earnings (loss) before income tax, attributable to parent excludes NCI portion									782	1,260	251
Operations
Total revenues (loss)									2,969	3,915	3,654
Interest Expense									(1,079)	(1,278)	(1,883)
Operation and administrative									(870)	(960)	(911)
Depreciation and amortization									(326)	(396)	(542)
Provision for losses on financing receivables									86	(28)	(72)
Earnings (loss) from discontinued operations before income taxes									780	1,253	246
Benefit (provision) for income taxes									223	472	562
Earnings (loss) from discontinued operations, net of taxes									1,003	1,725	808
Disposal
Gain (loss) on disposal before income taxes									0	0	0
Benefit (provision) for income taxes									0	0	0
Gain (loss) on disposal, net of taxes									0	0	0
Earnings (loss) from discontinued operations, net of taxes									$ 1,003	$ 1,725	$ 808